RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Assets:
Trade receivables	$ 10,674	$ 4,388
Liabilities:
Trade Payables	2,008	2,820
Other account payables and accrued expenses	2,357	2,081
Balances With Related Parties [Member]
Assets:
Trade receivables	4,532	952
Other account receivables and prepaid expenses	47	558
Liabilities:
Trade Payables	230	169
Other account payables and accrued expenses	73	92
Advance from customer		$ 1,880